Inventories - Summary of detailed information about inventories (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Classes of current inventories [abstract]
Raw materials	$ 2,583	$ 2,142
Work in progress	5,815	735
Finished goods	11,290	26,264
Total Inventories	$ 19,688	$ 29,141